Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Conversions of Stock
The following table presents the conversion of all classes of stock on March 25, 2014:

	Prior to Conversion	Subsequent to Conversion
Convertible preferred stock
Series A	7,908	—
Series B	1,818	—
Series C	2,605	—
Redeemable common stock	3,829	—
Junior preferred stock	1,251	—
Undesignated common stock	—	17,412